Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [Abstract]
Trade and other payables

13.      Trade and other payables

	2023	2022
Domestic suppliers	243,186	176,447
Abroad suppliers(a)	3,897	3,356
Advance from customers	2,220	2,086
Related parties (b)	89,594	71,054
Other accounts payable	15,101	12,877
Total	353,998	265,820

Current	353,998	264,728
Non-current	-	1,092

(a)	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totals of subgroups and without impact on the assessment of covenants.
(b)	The outstanding balances relate to transactions in the ordinary course of business with the Company’s shareholder Twilio Inc. (note 28).